Loan Servicing Rights - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Servicing Assets at Fair Value [Line Items]
Unpaid principal balance of mortgage	$ 468,200,000	$ 429,293,000	$ 414,129,000
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, discount rate	10.00%	10.00%
Level 3 Inputs
Servicing Assets at Fair Value [Line Items]
Loan servicing rights, fair value	$ 10,191,000	$ 10,043,000	$ 9,438,000
Minimum
Servicing Assets at Fair Value [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, Prepayment speed	4.00%	4.00%
Maximum
Servicing Assets at Fair Value [Line Items]
Servicing assets and servicing liabilities at fair value, assumptions used to estimate fair value, Prepayment speed	9.00%	9.00%